DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares					Fair Value
	COMMON STOCKS — 12.9%
	BANKING - 12.9%
685,000	First BanCorporation				$ 9,370,800
420,000	Popular, Inc.				30,265,200
	TOTAL COMMON STOCKS (Cost $22,633,542)				39,636,000

	EXCHANGE-TRADED FUNDS — 31.3%
	EQUITY - 31.3%
139,300	iShares MSCI EAFE ETF				7,802,193
160,000	iShares MSCI Emerging Markets ETF				5,580,800
156,000	iShares Russell 2000 ETF				25,727,520
113,400	SPDR S&P 500 ETF Trust				40,504,212
30,500	SPDR S&P CHINA ETF				2,159,095
201,000	Vanguard FTSE Emerging Markets ETF				7,334,490
156,000	VANGUARD MSCI EUROPE ETF				7,199,400
	TOTAL EXCHANGE-TRADED FUNDS (Cost $105,731,333)				96,307,710

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
186,544	CFSC Mortgage Trust Series 1 1ZZ (a)		3.7700	03/25/23	186,544
4,900	CFSC Mortgage Trust Series 1 1R(a)		8.0000	03/25/23	—
1,004,624	Federal National Mortgage Association Series 2011-M1 X (b)(c)	US0001M + 6.000%	2.9160	07/25/38	93,955
61,898	Government National Mortgage Association Series IGCT 4Z (a)		7.5000	12/01/22	61,898
984	Lehman Brothers Grantor Trust Series 1993-3E (a)		15.0000	10/24/23	—
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $317,150)				342,397

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 45.0%
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.9%(d)
583	Federal Home Loan Mortgage Corporation Series B70084	7.5000	06/01/23	$ 583
406,906	Federal Home Loan Mortgage Corporation Series D97349	6.0000	09/01/25	414,337
21,599	Federal Home Loan Mortgage Corporation Series D75702	7.5000	01/01/26	21,991
28,447	Federal Home Loan Mortgage Corporation Series D79168	8.0000	02/01/27	28,612
725,879	Federal Home Loan Mortgage Corporation Series J20654	3.0000	08/01/27	703,563
57,222	Federal Home Loan Mortgage Corporation Series C10178	6.5000	05/01/28	59,470
284,818	Federal Home Loan Mortgage Corporation Series P51380	5.5000	03/01/36	285,646
187,358	Federal Home Loan Mortgage Corporation Series C02554	6.0000	06/01/36	193,114
4,713,473	Federal Home Loan Mortgage Corporation Series SB0645	2.0000	12/01/36	4,166,689
				5,874,005
	FEDERAL MORTGAGE OBLIGATION — 0.0%
2,338	R&G Federal Mortgage Trust Series (a)	–	08/25/23	—

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 11.9%(d)
21,343	Federal National Mortgage Association Series 426650	6.5000	03/01/24	21,992
66,481	Federal National Mortgage Association Series 426648	7.0000	04/01/24	66,843
13,068	Federal National Mortgage Association Series 426646	8.0000	10/01/24	13,115
10,682	Federal National Mortgage Association Series 426645	8.5000	10/01/24	10,716
1,198	Federal National Mortgage Association Series 302501	8.5000	12/01/24	1,198
85,635	Federal National Mortgage Association Series 426651	6.5000	03/01/26	88,281
14,445	Federal National Mortgage Association Series 511569	8.5000	07/01/26	14,451
183,291	Federal National Mortgage Association Series AE1268	3.5000	10/01/26	174,018
21,385	Federal National Mortgage Association Series 367023	7.5000	11/01/26	21,381
235,753	Federal National Mortgage Association Series AE1285	3.5000	12/01/26	223,795
30,823	Federal National Mortgage Association Series 367025	8.0000	12/01/26	30,977
740,045	Federal National Mortgage Association Series AJ1905	3.0000	02/01/27	718,285
116,432	Federal National Mortgage Association Series 426649	7.0000	02/01/27	118,022
278,662	Federal National Mortgage Association Series AI9096	3.5000	03/01/27	264,587
10,138	Federal National Mortgage Association Series 374925	7.5000	03/01/27	10,136
513,813	Federal National Mortgage Association Series AL3274	3.0000	05/01/27	489,064
384,576	Federal National Mortgage Association Series AJ1913	3.0000	06/01/27	371,522
27,950	Federal National Mortgage Association Series 426647	7.5000	06/01/27	28,031
1,516,572	Federal National Mortgage Association Series AP1217	2.5000	07/01/27	1,452,737
527,527	Federal National Mortgage Association Series AI9133	3.5000	11/01/27	504,021

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 45.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 11.9%(d) (Continued)
1,084,553	Federal National Mortgage Association Series AR5151	2.5000	04/01/28	$ 1,033,222
119,499	Federal National Mortgage Association Series AU2244	3.0000	09/01/28	114,919
1,224,273	Federal National Mortgage Association Series AR5202	3.0000	11/01/28	1,174,928
671,760	Federal National Mortgage Association Series AR5223	3.0000	02/01/29	639,150
580,234	Federal National Mortgage Association Series AS2465	3.0000	04/01/29	547,951
765,188	Federal National Mortgage Association Series AS2542	3.0000	04/01/29	726,516
67,607	Federal National Mortgage Association Series 488061	7.0000	04/01/29	68,823
755,020	Federal National Mortgage Association Series AV6988	3.0000	05/01/29	718,374
27,544	Federal National Mortgage Association Series 488076	7.0000	05/01/29	27,529
1,784,662	Federal National Mortgage Association Series AV1451	3.0000	06/01/29	1,698,138
1,495,633	Federal National Mortgage Association Series AV6993	3.0000	06/01/29	1,423,016
1,447,740	Federal National Mortgage Association Series AV6999	3.0000	06/01/29	1,377,410
927,978	Federal National Mortgage Association Series AV1452	3.0000	07/01/29	882,886
95,895	Federal National Mortgage Association Series 504137	7.5000	07/01/29	97,214
72,690	Federal National Mortgage Association Series 504148	7.5000	08/01/29	73,619
728,333	Federal National Mortgage Association Series AV7011	3.0000	09/01/29	691,530
39,107	Federal National Mortgage Association Series 523120	7.0000	01/01/30	39,226
821,010	Federal National Mortgage Association Series AV7045	3.0000	02/01/30	776,446
18,997	Federal National Mortgage Association Series 523123	7.5000	02/01/30	18,994
172,392	Federal National Mortgage Association Series 567014	6.5000	03/01/31	177,754
772,260	Federal National Mortgage Association Series AX5513	3.0000	04/01/31	729,724
173,564	Federal National Mortgage Association Series 573448	6.5000	04/01/31	179,018
823,543	Federal National Mortgage Association Series AX5544	3.0000	08/01/31	778,765
1,160,360	Federal National Mortgage Association Series AX5551	2.5000	10/01/31	1,078,991
478,249	Federal National Mortgage Association Series AX5567	3.0000	12/01/31	448,714
799,161	Federal National Mortgage Association Series BD9019	3.0000	01/01/32	750,691
762,834	Federal National Mortgage Association Series 695394	5.0000	06/01/33	768,197
220,072	Federal National Mortgage Association Series 850040	6.5000	06/01/36	227,057
1,816,675	Federal National Mortgage Association Series CB2736	2.5000	01/01/37	1,651,486
95,037	Federal National Mortgage Association Series 931180	5.5000	04/01/39	94,755
484,824	Federal National Mortgage Association Series 953131	4.5000	09/01/39	471,758
2,509,461	Federal National Mortgage Association Series AI9098	4.0000	03/01/42	2,391,029
1,525,548	Federal National Mortgage Association Series AS3545	4.0000	09/01/44	1,451,153
1,636,202	Federal National Mortgage Association Series AV7027	4.0000	11/01/44	1,556,406

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 45.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 11.9%(d) (Continued)
850,961	Federal National Mortgage Association Series AV7076	3.0000	07/01/45	$ 759,279
575,713	Federal National Mortgage Association Series AX5471	3.0000	07/01/45	513,413
4,863,024	Federal National Mortgage Association Series AS8523	3.0000	11/01/46	4,315,322
1,498,032	Federal National Mortgage Association Series AX5564	3.0000	12/01/46	1,330,942
				36,427,517
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.2%
6,433	Government National Mortgage Association Series 406062	7.5000	01/15/25	6,439
6,102	Government National Mortgage Association Series 406065	7.5000	01/15/25	6,108
11,152	Government National Mortgage Association Series 439194	7.5000	08/15/25	11,163
49,966	Government National Mortgage Association Series 425509	8.0000	09/15/25	50,948
118,025	Government National Mortgage Association Series 705899	3.5000	01/15/26	111,945
15,284	Government National Mortgage Association Series 385183	7.5000	01/15/26	15,299
25,780	Government National Mortgage Association Series 5127	4.0000	07/20/26	24,617
295,426	Government National Mortgage Association Series 711631	3.5000	02/15/27	280,785
66,350	Government National Mortgage Association Series 5310	3.5000	02/20/27	61,796
428,181	Government National Mortgage Association Series 705941	3.0000	04/15/27	415,043
225,334	Government National Mortgage Association Series 711651	3.5000	05/15/27	214,198
925,945	Government National Mortgage Association Series 740018	3.5000	07/15/27	884,107
395,568	Government National Mortgage Association Series 705951	2.5000	08/15/27	378,609
860,624	Government National Mortgage Association Series 744440	3.5000	10/15/27	821,419
295,611	Government National Mortgage Association Series 705956	2.5000	11/15/27	282,313
32,142	Government National Mortgage Association Series 711707	2.5000	01/15/28	30,758
296,320	Government National Mortgage Association Series 767026	2.5000	02/15/28	282,739
331,910	Government National Mortgage Association Series 721979	2.5000	03/15/28	316,498
398,233	Government National Mortgage Association Series 722012	3.0000	09/15/28	382,639
357,279	Government National Mortgage Association Series 722016	2.5000	12/15/28	339,283
404,405	Government National Mortgage Association Series 722033	3.0000	06/15/29	388,015
46,928	Government National Mortgage Association Series 626932	3.0000	04/15/30	43,802
100,914	Government National Mortgage Association Series 548539	6.0000	10/15/31	103,454
413,115	Government National Mortgage Association Series 635142	3.0000	11/20/31	385,363
111,490	Government National Mortgage Association Series 636427	6.0000	11/15/34	114,275
104,239	Government National Mortgage Association Series 636567	6.0000	07/15/35	106,874
65,902	Government National Mortgage Association Series 643754	6.0000	10/15/35	67,493
173,952	Government National Mortgage Association Series 592885	6.0000	05/15/36	178,342

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 45.0% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.2% (Continued)
1,849,835	Government National Mortgage Association Series 655703	6.0000	08/15/37	$ 1,994,509
1,404,490	Government National Mortgage Association Series 722002	3.5000	03/15/38	1,303,554
636,202	Government National Mortgage Association Series 767055	3.0000	05/15/38	564,551
673,890	Government National Mortgage Association Series 767066	3.0000	06/15/38	598,007
2,199,527	Government National Mortgage Association Series 721997	3.5000	01/15/39	2,045,035
1,276,901	Government National Mortgage Association Series 678638	4.5000	08/15/39	1,261,373
566,906	Government National Mortgage Association Series 678639	5.0000	08/15/39	570,721
1,762,716	Government National Mortgage Association Series 678641	4.5000	09/15/39	1,741,035
129,075	Government National Mortgage Association Series 719894	4.5000	09/15/39	125,813
1,020,885	Government National Mortgage Association Series 678642	5.0000	09/15/39	1,034,945
591,563	Government National Mortgage Association Series 678645	4.5000	10/15/39	584,287
450,136	Government National Mortgage Association Series 678646	5.0000	10/15/39	451,370
517,375	Government National Mortgage Association Series 678643	5.5000	11/15/39	539,602
371,031	Government National Mortgage Association Series 678660	5.0000	03/15/40	370,306
432,626	Government National Mortgage Association Series 722009	3.5000	07/15/40	402,115
1,799,885	Government National Mortgage Association Series 705892	4.0000	11/15/40	1,731,951
433,997	Government National Mortgage Association Series 705894	4.5000	11/15/40	426,244
532,987	Government National Mortgage Association Series 705937	4.0000	01/15/42	510,022
2,071,412	Government National Mortgage Association Series 705936	3.5000	02/15/42	1,929,276
49,840	Government National Mortgage Association Series 5302	3.5000	02/20/42	45,155
2,129,815	Government National Mortgage Association Series 711653	3.5000	05/20/42	1,942,237
1,818,922	Government National Mortgage Association Series 721969	3.0000	11/15/42	1,625,095
1,972,787	Government National Mortgage Association Series 711731	3.0000	03/15/43	1,762,630
1,751,629	Government National Mortgage Association Series 722001	3.5000	06/15/43	1,631,421
957,523	Government National Mortgage Association Series 722008	3.0000	08/15/43	854,297
1,182,166	Government National Mortgage Association Series 722010	3.5000	08/15/43	1,101,044
682,248	Government National Mortgage Association Series 722011	4.0000	08/15/43	655,133
2,434,624	Government National Mortgage Association Series 722013	3.5000	09/15/43	2,267,536
650,404	Government National Mortgage Association Series 722020	3.0000	12/15/43	578,263
2,025,882	Government National Mortgage Association Series 722021	3.5000	12/15/43	1,886,847
3,984,615	Government National Mortgage Association Series 609103	3.5000	01/15/44	3,711,976
2,325,764	Government National Mortgage Association Series 609163	3.5000	07/15/44	2,166,141
2,894,463	Government National Mortgage Association Series 609200	3.5000	10/15/44	2,695,810
2,037,505	Government National Mortgage Association Series 609214	3.0000	11/20/44	1,809,786

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 45.0% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 31.2% (Continued)
2,837,670	Government National Mortgage Association Series 626921	3.0000	03/15/45	$ 2,521,157
8,542,434	Government National Mortgage Association Series 626934	3.0000	04/20/45	7,570,016
5,540,785	Government National Mortgage Association Series 626941	3.0000	05/15/45	4,922,813
2,967,625	Government National Mortgage Association Series 635068	3.0000	04/15/46	2,637,174
2,399,855	Government National Mortgage Association Series AE3319	3.0000	07/15/46	2,132,151
1,575,669	Government National Mortgage Association Series AW2756	3.0000	09/15/46	1,399,894
1,750,003	Government National Mortgage Association Series 635133	3.0000	10/20/46	1,550,743
2,536,384	Government National Mortgage Association Series AW3558	3.0000	11/15/46	2,253,386
1,100,506	Government National Mortgage Association Series 635153	3.0000	12/20/46	976,896
2,074,533	Government National Mortgage Association Series 690615	3.0000	06/15/47	1,836,340
2,315,851	Government National Mortgage Association Series 690625	3.0000	07/20/47	2,052,086
575,935	Government National Mortgage Association Series BC3027	3.0000	03/15/48	511,677
2,310,618	Government National Mortgage Association Series AD6371	3.0000	03/15/48	2,041,306
3,272,662	Government National Mortgage Association Series BE1665	4.0000	05/20/48	3,083,160
2,835,635	Government National Mortgage Association Series	4.0000	09/15/48	2,688,216
1,010,664	Government National Mortgage Association Series BJ1540	3.5000	09/20/48	926,553
811,596	Government National Mortgage Association Series BJ1536	3.5000	09/20/48	744,065
2,908,659	Government National Mortgage Association Series BJ9877	4.0000	11/15/48	2,757,330
1,978,865	Government National Mortgage Association Series BJ9885	4.0000	12/15/48	1,875,912
1,178,324	Government National Mortgage Association Series BJ9893	3.5000	12/20/48	1,080,270
1,058,530	Government National Mortgage Association Series BJ9892	3.5000	01/15/49	971,108
				95,754,664
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $150,948,627)			138,056,186

Shares
	SHORT-TERM INVESTMENT — 10.5%
	MONEY MARKET FUND - 10.5%
32,424,992	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 2.85% (Cost $32,424,992)(e)			32,424,992

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022

Fair Value
	TOTAL INVESTMENTS - 99.8% (Cost $312,055,644)	$ 306,767,284
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	603,965
	NET ASSETS - 100.0%	$ 307,371,249

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
US0001M	- ICE LIBOR USD 1 Month

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total value of these securities is $248,442 or 0.1% of net assets.
(b)	Interest only securities.
(c)	Variable rate security; the rate shown represents the rate on September 30, 2022.
(d)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(e)	Rate disclosed is the seven day effective yield as of September 30, 2022.